Cover	Apr. 28, 2021
Cover [Abstract]
Entity Registrant Name	WESTWOOD HOLDINGS GROUP, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-31234
Entity Tax Identification Number	75-2969997
Entity Address, Address Line One	200 Crescent Court, Suite 1200
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75201
City Area Code	(214)
Local Phone Number	756-6900
Document Period End Date	Apr. 28, 2021
Document Type	8-K
Entity Central Index Key	0001165002
Amendment Flag	false